Financial Instruments - Changes in liabilities arising from financing activities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 13,896,000	£ 5,175,000
Cash Flows	(3,196,000)	(1,740,000)
Additions	7,434,000	10,033,000
Interest Expense	1,030,000	300,000
Foreign Exchange	(202,000)	128,000
Disposals	(39,000)
Ending balance	18,923,000	13,896,000
Interest-bearing loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	313,000	296,000
Cash Flows	(2,000)	0
Additions	0	0
Interest Expense	2,000	2,000
Foreign Exchange	(7,000)	15,000
Disposals	0
Ending balance	306,000	313,000
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,583,000	4,879,000
Cash Flows	(3,194,000)	(1,740,000)
Additions	7,434,000	10,033,000
Interest Expense	1,028,000	298,000
Foreign Exchange	(195,000)	113,000
Disposals	(39,000)
Ending balance	£ 18,617,000	£ 13,583,000